UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04604

CREDIT SUISSE CAPITAL FUNDS
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2010 to July 31, 2010

Item 1:                   Schedule of Investments

Credit Suisse Large Cap Blend II Fund

Schedule of Investments

July 31, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS (99.6%)
Aerospace & Defense (2.2%)
General Dynamics Corp.	2,400	$147,000
Goodrich Corp.	800	58,296
Honeywell International, Inc.	4,800	205,728
ITT Corp.	1,200	56,544
L-3 Communications Holdings, Inc.	700	51,128
Lockheed Martin Corp.	2,000	150,300
Northrop Grumman Corp.	1,900	111,416
Precision Castparts Corp.	900	109,971
Raytheon Co.	2,400	111,048
Rockwell Collins, Inc.	1,000	57,160
Stanley, Inc.*	1,000	37,350
The Boeing Co.	4,800	327,072
United Technologies Corp.	5,900	419,490
		1,842,503
Air Freight & Logistics (0.8%)
CH Robinson Worldwide, Inc.	1,000	65,200
Expeditors International of Washington, Inc.	1,300	55,432
FedEx Corp.	1,900	156,845
United Parcel Service, Inc. Class B	6,600	429,000
		706,477
Airlines (1.4%)
Alaska Air Group, Inc.*	21,237	1,095,617
Southwest Airlines Co.	4,600	55,430
		1,151,047
Auto Components (0.2%)
Johnson Controls, Inc.	4,300	123,883
Lear Corp.*	1,000	78,170
		202,053
Automobiles (0.4%)
Ford Motor Co.*	21,400	273,278
Thor Industries, Inc.	3,300	91,872
		365,150
Beverages (1.9%)
Coca-Cola Enterprises, Inc.	2,000	57,400
Dr. Pepper Snapple Group, Inc.	1,600	60,080
Molson Coors Brewing Co. Class B	1,000	45,010
PepsiCo, Inc.	10,200	662,082
The Coca-Cola Co.	14,700	810,117
		1,634,689
Biotechnology (2.3%)
Amgen, Inc.*	8,100	441,693
Biogen Idec, Inc.*	2,000	111,760
Celgene Corp.*	3,900	215,085
Cephalon, Inc.*	14,523	824,180
Genzyme Corp.*	2,200	153,032
Gilead Sciences, Inc.*	7,500	249,900
		1,995,650
Building Products (0.0%)
Lennox International, Inc.	100	4,367

Capital Markets (2.5%)
Affiliated Managers Group, Inc.*	4,700	332,901
Ameriprise Financial, Inc.	1,600	67,824
Eaton Vance Corp.	200	5,992
Federated Investors, Inc. Class B	700	14,854

	Number of Shares	Value
COMMON STOCKS
Capital Markets
Franklin Resources, Inc.	900	$90,522
Invesco, Ltd.	2,900	56,666
Morgan Stanley	8,900	240,211
Northern Trust Corp.	1,500	70,485
State Street Corp.	3,200	124,544
T. Rowe Price Group, Inc.	1,600	77,168
The Bank of New York Mellon Corp.	7,600	190,532
The Charles Schwab Corp.	6,200	91,698
The Goldman Sachs Group, Inc.	3,300	497,706
Waddell & Reed Financial, Inc. Class A	10,300	245,449
		2,106,552
Chemicals (3.2%)
Air Products & Chemicals, Inc.	1,300	94,354
Ashland, Inc.	2,100	106,785
E.I. Du Pont de Nemours & Co.	5,700	231,819
Ecolab, Inc.	1,500	73,365
Lubrizol Corp.	11,216	1,048,584
Monsanto Co.	3,500	202,440
NewMarket Corp.§	4,500	482,355
PPG Industries, Inc.	1,100	76,417
Praxair, Inc.	2,000	173,640
The Dow Chemical Co.	7,300	199,509
		2,689,268
Commercial Banks (2.2%)
BB&T Corp.	4,300	106,769
Fifth Third Bancorp	4,900	62,279
Fulton Financial Corp.§	5,800	52,838
Home Bancshares, Inc.§	1,210	29,076
International Bancshares Corp.	300	5,202
M&T Bank Corp.	517	45,155
PNC Financial Services Group, Inc.	3,300	195,987
Prosperity Bancshares, Inc.	400	13,552
Regions Financial Corp.	7,100	52,043
SunTrust Banks, Inc.	3,000	77,850
Trustmark Corp.§	300	6,600
U.S. Bancorp	12,000	286,800
Webster Financial Corp.	200	3,728
Wells Fargo & Co.	32,600	903,998
		1,841,877
Commercial Services & Supplies (0.2%)
Mine Safety Appliances Co.§	300	7,515
Republic Services, Inc.	2,000	63,720
Waste Management, Inc.	3,000	101,850
		173,085
Communications Equipment (1.8%)
Cisco Systems, Inc.*	36,000	830,520
CommScope, Inc.*	500	10,170
Juniper Networks, Inc.*	3,300	91,674
Motorola, Inc.*	14,600	109,354
Plantronics, Inc.	2,400	71,928
QUALCOMM, Inc.	10,400	396,032
		1,509,678
Computers & Peripherals (4.2%)
Apple, Inc.*	5,900	1,517,775
Dell, Inc.*	10,800	142,992
EMC Corp.*	13,000	257,270
Hewlett-Packard Co.	14,800	681,392
Lexmark International, Inc. Class A*	23,200	852,600

	Number of Shares	Value
COMMON STOCKS
Computers & Peripherals
NetApp, Inc.*	2,200	$93,060
		3,545,089
Construction & Engineering (0.1%)
Fluor Corp.	1,100	53,119

Consumer Finance (0.6%)
American Express Co.	7,600	339,264
Capital One Financial Corp.	2,900	122,757
Discover Financial Services	3,400	51,918
		513,939
Containers & Packaging (0.0%)
Rock-Tenn Co. Class A	100	5,322
Temple-Inland, Inc.	300	6,018
		11,340
Diversified Consumer Services (1.6%)
Career Education Corp.*§	28,900	706,027
Corinthian Colleges, Inc.*	32,100	292,110
DeVry, Inc.	100	5,380
H&R Block, Inc.	300	4,704
Regis Corp.§	100	1,523
Sotheby’s	12,300	333,699
		1,343,443
Diversified Financial Services (3.2%)
Bank of America Corp.	62,100	871,884
Citigroup, Inc.*	139,600	572,360
CME Group, Inc.	400	111,520
IntercontinentalExchange, Inc.*	500	52,810
JPMorgan Chase & Co.	25,100	1,011,028
MSCI, Inc. Class A*	1,100	35,497
NYSE Euronext	1,600	46,352
		2,701,451
Diversified Telecommunication Services (1.9%)
AT&T, Inc.	37,100	962,374
CenturyTel, Inc.	1,900	67,678
Frontier Communications Corp.	6,200	47,368
Qwest Communications International, Inc.	9,500	53,770
Verizon Communications, Inc.	17,900	520,174
Windstream Corp.§	388	4,423
		1,655,787
Electric Utilities (1.3%)
American Electric Power Co., Inc.	3,000	107,940
Duke Energy Corp.	8,300	141,930
Edison International	2,100	69,615
Entergy Corp.	1,200	93,012
Exelon Corp.	4,200	175,686
FirstEnergy Corp.	1,900	71,630
NextEra Energy, Inc.	2,600	135,980
PPL Corp.	3,000	81,870
Progress Energy, Inc.	1,800	75,798
Southern Co.	5,200	183,716
		1,137,177
Electrical Equipment (0.4%)
Acuity Brands, Inc.§	200	8,426
Emerson Electric Co.	4,800	237,792
Regal-Beloit Corp.	900	54,747

	Number of Shares	Value
COMMON STOCKS
Electrical Equipment
Rockwell Automation, Inc.	900	$48,735
		349,700
Electronic Equipment, Instruments & Components (1.0%)
Agilent Technologies, Inc.*	2,200	61,446
Amphenol Corp. Class A	1,100	49,280
Corning, Inc.	10,000	181,200
Jabil Circuit, Inc.	18,600	269,886
Tech Data Corp.*	345	13,648
Vishay Intertechnology, Inc.*	35,100	297,999
		873,459
Energy Equipment & Services (3.5%)
Baker Hughes, Inc.	2,700	130,329
Cameron International Corp.*	1,500	59,385
Diamond Offshore Drilling, Inc.	500	29,745
FMC Technologies, Inc.*	900	56,952
Halliburton Co.	5,700	170,316
Helix Energy Solutions Group, Inc.*§	28,500	267,615
National-Oilwell Varco, Inc.	2,700	105,732
Rowan Cos., Inc.*	300	7,578
Schlumberger, Ltd.	7,700	459,382
Smith International, Inc.	1,600	66,368
Unit Corp.*	39,438	1,613,014
		2,966,416
Food & Staples Retailing (1.9%)
Casey’s General Stores, Inc.§	2,800	107,100
Costco Wholesale Corp.	2,800	158,788
CVS Caremark Corp.	8,700	267,003
Safeway, Inc.	2,400	49,296
Sysco Corp.	3,700	114,589
The Kroger Co.	4,100	86,838
Wal-Mart Stores, Inc.	13,400	685,946
Walgreen Co.	6,300	179,865
		1,649,425
Food Products (2.0%)
Archer-Daniels-Midland Co.	4,100	112,176
ConAgra Foods, Inc.	2,800	65,744
General Mills, Inc.	4,200	143,640
H.J. Heinz Co.	2,000	88,960
Kellogg Co.	1,600	80,080
Kraft Foods, Inc. Class A	11,100	324,231
Lancaster Colony Corp.§	8,202	425,848
Mead Johnson Nutrition Co.	3,788	201,294
Sara Lee Corp.	4,200	62,118
The Hershey Co.	1,000	47,000
The J.M. Smucker Co.	800	49,144
Tyson Foods, Inc. Class A	4,100	71,791
		1,672,026
Gas Utilities (0.0%)
Nicor, Inc.§	100	4,379
WGL Holdings, Inc.	100	3,608
		7,987
Health Care Equipment & Supplies (1.4%)
Baxter International, Inc.	3,700	161,949
Becton, Dickinson and Co.	1,500	103,200
Boston Scientific Corp.*	9,700	54,320
CareFusion Corp.*	1,500	31,605
CR Bard, Inc.	600	47,118
Hospira, Inc.*	1,100	57,310

	Number of Shares	Value
COMMON STOCKS
Health Care Equipment & Supplies
Immucor, Inc.*	400	$7,688
Intuitive Surgical, Inc.*	200	65,674
Medtronic, Inc.	6,900	255,093
Neogen Corp.*§	5,250	156,765
St. Jude Medical, Inc.*	2,100	77,217
Stryker Corp.	1,800	83,826
Zimmer Holdings, Inc.*	1,300	68,887
		1,170,652
Health Care Providers & Services (1.9%)
Aetna, Inc.	2,700	75,195
AmerisourceBergen Corp.	1,800	53,946
Cardinal Health, Inc.	2,300	74,221
CIGNA Corp.	1,700	52,292
Express Scripts, Inc.*	3,400	153,612
Humana, Inc.*	11,200	526,624
Laboratory Corp. of America Holdings*	700	51,086
McKesson Corp.	1,700	106,794
Medco Health Solutions, Inc.*	2,600	124,800
Mednax, Inc.*§	100	4,715
Tenet Healthcare Corp.*	3,700	17,020
UnitedHealth Group, Inc.	7,100	216,195
WellCare Health Plans, Inc.*§	300	7,737
WellPoint, Inc.*	2,700	136,944
		1,601,181
Hotels, Restaurants & Leisure (1.6%)
Bob Evans Farms, Inc.	15,600	409,032
Brinker International, Inc.	800	12,576
Carnival Corp.	2,700	93,636
Marriott International, Inc. Class A	1,600	54,256
McDonald’s Corp.	6,800	474,164
Starbucks Corp.	4,700	116,795
Starwood Hotels & Resorts Worldwide, Inc.	1,200	58,140
The Cheesecake Factory, Inc.*§	300	7,032
WMS Industries, Inc.*§	100	3,851
Yum! Brands, Inc.	2,900	119,770
		1,349,252
Household Durables (1.2%)
American Greetings Corp. Class A§	15,700	321,693
Harman International Industries, Inc.*	11,000	334,510
Leggett & Platt, Inc.§	636	13,254
Stanley Black & Decker, Inc.	1,000	58,020
Whirlpool Corp.	4,000	333,200
		1,060,677
Household Products (1.9%)
Clorox Co.	900	58,392
Colgate-Palmolive Co.	3,100	244,838
Kimberly-Clark Corp.	2,600	166,712
The Procter & Gamble Co.	18,200	1,113,112
		1,583,054
Independent Power Producers & Energy Traders (0.4%)
Constellation Energy Group, Inc.	11,800	372,880

Industrial Conglomerates (1.7%)
3M Co.	4,500	384,930
General Electric Co.	66,300	1,068,756
		1,453,686
Insurance (3.3%)
ACE, Ltd.	2,100	111,468

	Number of Shares	Value
COMMON STOCKS
Insurance
Aflac, Inc.	3,000	$147,570
American International Group, Inc.*	1,100	42,317
AON Corp.	1,700	64,039
Berkshire Hathaway, Inc. Class B*	10,600	828,072
Chubb Corp.	2,100	110,523
Genworth Financial, Inc. Class A*	3,100	42,098
Hartford Financial Services Group, Inc.	2,800	65,548
Lincoln National Corp.	1,900	49,476
Loews Corp.	2,200	81,730
Marsh & McLennan Cos., Inc.	3,400	79,968
MetLife, Inc.	5,200	218,712
Principal Financial Group, Inc.	2,000	51,220
Prudential Financial, Inc.	3,000	171,870
The Allstate Corp.	3,400	96,016
The Progressive Corp.	4,200	82,488
The Travelers Cos., Inc.	3,100	156,395
Unitrin, Inc.	12,700	352,933
Unum Group	2,100	47,922
		2,800,365
Internet & Catalog Retail (0.5%)
Amazon.com, Inc.*	2,200	259,358
Expedia, Inc.	4,200	95,256
priceline.com, Inc.*	300	67,320
		421,934
Internet Software & Services (1.4%)
Akamai Technologies, Inc.*	1,100	42,196
eBay, Inc.*	7,200	150,552
Google, Inc. Class A*	1,600	775,760
ValueClick, Inc.*§	10,900	119,355
Yahoo!, Inc.*	7,400	102,712
		1,190,575
IT Services (2.8%)
Automatic Data Processing, Inc.	3,200	132,064
Cognizant Technology Solutions Corp. Class A*	1,900	103,664
Computer Sciences Corp.	1,000	45,330
Fidelity National Information Services, Inc.§	13,300	381,311
Fiserv, Inc.*	1,000	50,100
Gartner, Inc.*	619	15,580
International Business Machines Corp.	8,200	1,052,880
ManTech International Corp. Class A*	3,600	142,740
Mastercard, Inc. Class A	600	126,024
NeuStar, Inc. Class A*§	400	9,292
Paychex, Inc.	2,000	51,980
Teradata Corp.*	200	6,360
The Western Union Co.	4,200	68,166
Visa, Inc. Class A	2,900	212,715
		2,398,206
Leisure Equipment & Products (0.1%)
Mattel, Inc.	2,300	48,668

Life Sciences Tools & Services (0.2%)
Life Technologies Corp.*	1,500	64,485
Thermo Fisher Scientific, Inc.*	2,600	116,636
		181,121
Machinery (4.9%)
Caterpillar, Inc.	4,000	279,000
Crane Co.	100	3,554
Cummins, Inc.	1,300	103,493
Danaher Corp.	3,300	126,753

	Number of Shares	Value
COMMON STOCKS
Machinery
Deere & Co.	2,700	$180,036
Donaldson Co., Inc.§	100	4,747
Dover Corp.	1,200	57,564
Eaton Corp.	1,100	86,306
Graco, Inc.§	40,700	1,284,899
Illinois Tool Works, Inc.	2,500	108,750
Oshkosh Corp.*	9,800	336,924
PACCAR, Inc.	2,300	105,386
Parker Hannifin Corp.	1,000	62,120
Timken Co.	41,300	1,388,506
		4,128,038
Media (3.4%)
CBS Corp. Class B	4,200	62,076
Comcast Corp. Class A	17,900	348,513
DIRECTV Class A*	5,700	211,812
Discovery Communications, Inc. Class A*	1,800	69,498
Harte-Hanks, Inc.	765	8,629
John Wiley & Sons, Inc. Class A	119	4,687
Live Nation, Inc.*	29,426	271,602
News Corp. Class A	14,200	185,310
Omnicom Group, Inc.	2,000	74,520
Scholastic Corp.§	23,046	583,755
The McGraw-Hill Cos., Inc.	1,900	58,311
The Walt Disney Co.	12,400	417,756
The Washington Post Co. Class B	200	84,098
Time Warner Cable, Inc.	2,300	131,491
Time Warner, Inc.	7,200	226,512
Viacom, Inc. Class B	3,800	125,552
		2,864,122
Metals & Mining (0.7%)
Alcoa, Inc.	6,400	71,488
Cliffs Natural Resources, Inc.	800	45,256
Freeport-McMoRan Copper & Gold, Inc.	3,000	214,620
Newmont Mining Corp.	3,200	178,880
Nucor Corp.	2,000	78,280
Reliance Steel & Aluminum Co.	100	3,928
Worthington Industries, Inc.§	355	5,087
		597,539
Multi-Utilities (0.8%)
Consolidated Edison, Inc.	1,800	83,016
Dominion Resources, Inc.	3,800	159,562
DTE Energy Co.	1,100	50,776
NSTAR§	150	5,574
PG&E Corp.	2,400	106,560
Public Service Enterprise Group, Inc.	3,200	105,280
Sempra Energy	1,600	79,600
Xcel Energy, Inc.	2,900	63,771
		654,139
Multiline Retail (0.5%)
Big Lots, Inc.*	100	3,431
Kohl’s Corp.*	1,900	90,611
Macy’s, Inc.	3,000	55,950
Nordstrom, Inc.	100	3,400
Sears Holdings Corp.*	400	28,400
Target Corp.	4,600	236,072
		417,864
Office Electronics (0.1%)
Xerox Corp.	8,500	82,790

	Number of Shares	Value
COMMON STOCKS
Oil, Gas & Consumable Fuels (7.6%)
Anadarko Petroleum Corp.	3,000	$147,480
Apache Corp.	2,100	200,718
Chesapeake Energy Corp.	4,100	86,223
Chevron Corp.	12,900	983,109
Cimarex Energy Co.	14,900	1,026,163
ConocoPhillips	9,400	519,068
Consol Energy, Inc.	1,400	52,472
Devon Energy Corp.	2,800	174,972
El Paso Corp.	4,400	54,208
EOG Resources, Inc.	1,600	156,000
Exxon Mobil Corp.	32,200	1,921,696
Hess Corp.	1,900	101,821
Marathon Oil Corp.	4,500	150,525
Murphy Oil Corp.	1,200	65,700
Noble Energy, Inc.	1,100	73,766
Occidental Petroleum Corp.	5,100	397,443
Peabody Energy Corp.	1,700	76,755
Southwestern Energy Co.*	2,200	80,190
Spectra Energy Corp.	4,100	85,239
The Williams Cos., Inc.	3,700	71,817
Valero Energy Corp.	3,500	59,465
		6,484,830
Paper & Forest Products (0.1%)
International Paper Co.	2,700	65,340

Personal Products (0.2%)
Avon Products, Inc.	2,700	84,051
The Estee Lauder Cos., Inc. Class A	1,400	87,150
		171,201
Pharmaceuticals (7.3%)
Abbott Laboratories	9,800	480,984
Allergan, Inc.	1,900	116,014
Bristol-Myers Squibb Co.	10,800	269,136
Eli Lilly & Co.	6,400	227,840
Endo Pharmaceuticals Holdings, Inc.*	4,500	108,045
Forest Laboratories, Inc.*	1,900	52,725
Johnson & Johnson	17,400	1,010,766
Medicis Pharmaceutical Corp. Class A	98,214	2,489,725
Merck & Co., Inc.	19,700	678,862
Mylan, Inc.*§	200	3,480
Pfizer, Inc.	49,900	748,500
		6,186,077
Professional Services (0.0%)
Navigant Consulting, Inc.*	2,000	19,680
Towers Watson & Co. Class A	300	13,353
		33,033
Real Estate Investment Trusts (1.1%)
AvalonBay Communities, Inc.	500	52,545
Boston Properties, Inc.	900	73,710
Equity Residential	1,700	77,945
HCP, Inc.	1,800	63,846
Host Hotels & Resorts, Inc.	4,100	58,794
Nationwide Health Properties, Inc.	200	7,484
Potlatch Corp.§	3,920	145,275
Public Storage	800	78,496
Rayonier, Inc.	1,678	81,937
Simon Property Group, Inc.	1,800	160,596
Ventas, Inc.	1,000	50,720

	Number of Shares	Value
COMMON STOCKS
Real Estate Investment Trusts
Vornado Realty Trust	1,000	$82,780
		934,128
Real Estate Management & Development (1.7%)
Jones Lang LaSalle, Inc.	18,674	1,446,488

Road & Rail (0.6%)
CSX Corp.	2,400	126,528
Norfolk Southern Corp.	2,300	129,421
Union Pacific Corp.	3,200	238,944
		494,893
Semiconductors & Semiconductor Equipment (1.7%)
Altera Corp.	1,900	52,668
Analog Devices, Inc.	1,900	56,449
Applied Materials, Inc.	8,500	100,300
Broadcom Corp. Class A	2,700	97,281
Intel Corp.	35,400	729,240
Linear Technology Corp.	1,400	44,632
LSI Corp.*	5,500	22,165
Microchip Technology, Inc.	1,500	45,675
Micron Technology, Inc.*	5,400	39,312
NVIDIA Corp.*	300	2,757
Semtech Corp.*§	260	4,519
Texas Instruments, Inc.	7,700	190,113
Xilinx, Inc.	1,700	47,464
		1,432,575
Software (3.0%)
Adobe Systems, Inc.*	3,400	97,648
Advent Software, Inc.*§	2,800	143,528
ANSYS, Inc.*	2,916	131,074
CA, Inc.	2,400	46,944
Citrix Systems, Inc.*	1,200	66,024
Fair Isaac Corp.§	300	7,155
Intuit, Inc.*	2,000	79,500
Microsoft Corp.	48,100	1,241,461
Oracle Corp.	24,800	586,272
Red Hat, Inc.*	100	3,215
Salesforce.com, Inc.*	700	69,265
Symantec Corp.*	5,100	66,147
		2,538,233
Specialty Retail (2.8%)
Advance Auto Parts, Inc.	100	5,353
Aeropostale, Inc.*§	1,549	44,038
AnnTaylor Stores Corp.*§	33,800	592,852
AutoNation, Inc.*	700	17,101
Bed Bath & Beyond, Inc.*	1,600	60,608
Best Buy Co., Inc.	2,100	72,786
Collective Brands, Inc.*§	3,100	49,662
Dick’s Sporting Goods, Inc.*	300	7,893
Home Depot, Inc.	10,400	296,504
J. Crew Group, Inc.*§	100	3,563
Lowe’s Cos., Inc.	8,800	182,512
Rent-A-Center, Inc.*§	20,200	444,198
Ross Stores, Inc.	100	5,266
Staples, Inc.	4,600	93,518
The Dress Barn, Inc.*	12,720	314,184
The Gap, Inc.	2,800	50,708
TJX Cos., Inc.	2,600	107,952
Tractor Supply Co.	100	6,951
		2,355,649

	Number of Shares	Value
COMMON STOCKS
Textiles, Apparel & Luxury Goods (2.1%)
Coach, Inc.	1,900	$70,243
NIKE, Inc. Class B	2,500	184,100
Phillips-Van Heusen Corp.	5,400	280,206
The Timberland Co. Class A*	72,600	1,279,212
		1,813,761
Thrifts & Mortgage Finance (0.0%)
NewAlliance Bancshares, Inc.	111	1,351

Tobacco (1.6%)
Altria Group, Inc.	13,400	296,944
Lorillard, Inc.	1,000	76,240
Philip Morris International, Inc.	11,700	597,168
Reynolds American, Inc.	1,100	63,602
Universal Corp.§	7,603	337,193
		1,371,147
Trading Companies & Distributors (0.0%)
MSC Industrial Direct Co., Inc. Class A	155	7,811

Wireless Telecommunication Services (0.2%)
American Tower Corp. Class A*	2,600	120,224
Sprint Nextel Corp.*	17,700	80,889
Syniverse Holdings, Inc.*	100	2,233
		203,346
TOTAL COMMON STOCKS (Cost $84,484,837)		84,619,360

SHORT-TERM INVESTMENTS (7.3%)
State Street Navigator Prime Portfolio§§	4,918,402	4,918,402

	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 08/02/10	$1,243	1,243,000

TOTAL SHORT-TERM INVESTMENTS (Cost $6,161,402)		6,161,402

TOTAL INVESTMENTS AT VALUE (106.9%) (Cost $90,646,239)		90,780,762

LIABILITIES IN EXCESS OF OTHER ASSETS (-6.9%)		(5,844,936)

NET ASSETS (100.0%)		$84,935,826

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the

Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$84,619,360	$—	$—	$84,619,360
Short-Term Investments	4,918,402	1,243,000	—	6,161,402
Other Financial Instruments*	—	—	—	—
	$89,537,762	$1,243,000	$—	$90,780,762

*Other financial instruments include futures, forwards and swap contracts.

Effective January 1, 2010, the Fund adopted FASB amendments to authoritative guidance which requires the Fund to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers.  For the quarter ended July 31, 2010, there were no significant transfers in and out of Level 1 and Level 2.

Federal Income Tax Cost — At July 31, 2010, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $90,646,239, $1,697,837, $(1,563,314) and $134,523, respectively.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Large Cap Value Fund

Schedule of Investments

July 31, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS (99.3%)
Aerospace & Defense (0.5%)
BE Aerospace, Inc.*§	600	$17,640
Cubic Corp.§	51	2,067
General Dynamics Corp.	2,300	140,875
Goodrich Corp.	600	43,722
Honeywell International, Inc.	300	12,858
ITT Corp.	1,400	65,968
L-3 Communications Holdings, Inc.	1,000	73,040
Lockheed Martin Corp.	300	22,545
Northrop Grumman Corp.	2,100	123,144
Raytheon Co.	2,500	115,675
Rockwell Collins, Inc.	500	28,580
Spirit Aerosystems Holdings, Inc. Class A*§	500	10,175
The Boeing Co.	1,200	81,768
United Technologies Corp.	600	42,660
		780,717
Air Freight & Logistics (0.1%)
FedEx Corp.	800	66,040

Airlines (0.7%)
Alaska Air Group, Inc.*	18,561	957,562
Copa Holdings SA Class A	200	10,330
Southwest Airlines Co.	4,100	49,405
		1,017,297
Auto Components (1.0%)
Autoliv, Inc.*§	22,605	1,298,431
Johnson Controls, Inc.	2,000	57,620
Lear Corp.*	200	15,634
TRW Automotive Holdings Corp.*	4,400	154,396
		1,526,081
Beverages (0.5%)
Central European Distribution Corp.*	500	13,035
Coca-Cola Enterprises, Inc.	900	25,830
Constellation Brands, Inc. Class A*	1,400	23,884
Dr. Pepper Snapple Group, Inc.	1,900	71,345
Molson Coors Brewing Co. Class B	800	36,008
PepsiCo, Inc.	5,433	352,656
The Coca-Cola Co.	3,800	209,418
		732,176
Biotechnology (3.9%)
Amgen, Inc.*	25,000	1,363,250
Biogen Idec, Inc.*	6,900	385,572
Cephalon, Inc.*§	52,886	3,001,281
Genzyme Corp.*	1,600	111,296
Gilead Sciences, Inc.*	28,300	942,956
Myriad Genetics, Inc.*	400	5,804
		5,810,159
Building Products (0.1%)
Armstrong World Industries, Inc.*§	600	21,936
Masco Corp.	1,500	15,420
Owens Corning*	700	22,036
USG Corp.*	200	2,404
		61,796
Capital Markets (1.5%)
American Capital, Ltd.*	1	5
Ameriprise Financial, Inc.	1,400	59,346
BlackRock, Inc.	200	31,498

	Number of Shares	Value
COMMON STOCKS
Capital Markets
E*Trade Financial Corp.*	900	$13,167
Eaton Vance Corp.	5,300	158,788
Federated Investors, Inc. Class B	200	4,244
Greenhill & Co., Inc.§	100	6,805
Invesco, Ltd.	2,000	39,080
Investment Technology Group, Inc.*§	100	1,571
Jefferies Group, Inc.	700	17,283
Legg Mason, Inc.§	1,200	34,668
Morgan Stanley	7,600	205,124
Northern Trust Corp.	1,000	46,990
Raymond James Financial, Inc.	700	18,676
State Street Corp.	3,200	124,544
The Bank of New York Mellon Corp.	8,200	205,574
The Goldman Sachs Group, Inc.	5,800	874,756
Waddell & Reed Financial, Inc. Class A	16,000	381,280
		2,223,399
Chemicals (2.7%)
Albemarle Corp.	500	21,810
Ashland, Inc.	14,400	732,240
Cabot Corp.	700	20,650
Celanese Corp. Series A	300	8,427
Cytec Industries, Inc.	300	14,976
E.I. Du Pont de Nemours & Co.	4,500	183,015
Eastman Chemical Co.§	620	38,837
Ecolab, Inc.	200	9,782
Huntsman Corp.	7,300	76,431
International Flavors & Fragrances, Inc.	293	13,296
Lubrizol Corp.	27,747	2,594,067
PPG Industries, Inc.	1,300	90,311
RPM International, Inc.	700	13,139
The Dow Chemical Co.	8,100	221,373
The Scotts Miracle-Gro Co. Class A	214	10,326
The Sherwin-Williams Co.	200	13,830
Valspar Corp.	700	21,987
		4,084,497
Commercial Banks (5.4%)
Associated Banc-Corp.§	1,200	16,308
Bancorpsouth, Inc.§	591	8,664
Bank of Hawaii Corp.§	300	14,943
BB&T Corp.	5,100	126,633
BOK Financial Corp.§	300	14,613
CapitalSource, Inc.	8,600	46,268
CIT Group, Inc.*	1,300	47,268
City National Corp.§	200	11,334
Comerica, Inc.	1,300	49,868
Commerce Bancshares, Inc.	400	15,660
Cullen/Frost Bankers, Inc.§	391	21,587
East West Bancorp, Inc.	900	14,031
Fifth Third Bancorp	6,100	77,531
First Horizon National Corp.*	2,085	23,910
Fulton Financial Corp.	3,984	36,294
Huntington Bancshares, Inc.	8,900	53,934
Keycorp	7,000	59,220
M&T Bank Corp.	600	52,404
Marshall & Ilsley Corp.	4,000	28,120
PNC Financial Services Group, Inc.	3,800	225,682
Popular, Inc.*	18,100	51,947
Regions Financial Corp.	8,900	65,237
SunTrust Banks, Inc.§	3,800	98,610
Synovus Financial Corp.§	11,100	29,082
TCF Financial Corp.§	800	12,672
U.S. Bancorp	14,200	339,380
Valley National Bancorp§	1,050	15,236

	Number of Shares	Value
COMMON STOCKS
Commercial Banks
Wells Fargo & Co.	234,300	$6,497,139
Wilmington Trust Corp.§	500	5,070
Zions Bancorporation	1,100	24,409
		8,083,054
Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	700	25,095
Cintas Corp.	1,000	26,460
Corrections Corp. of America*	700	13,699
Covanta Holding Corp.§	800	12,056
Pitney Bowes, Inc.§	500	12,205
R. R. Donnelley & Sons Co.	1,500	25,305
Republic Services, Inc.	1,800	57,348
Waste Management, Inc.§	3,200	108,640
		280,808
Communications Equipment (0.1%)
Brocade Communications Systems, Inc.*	2,100	10,395
Ciena Corp.*§	400	5,236
CommScope, Inc.*§	600	12,204
EchoStar Corp. Class A*	300	5,730
JDS Uniphase Corp.*	400	4,340
Motorola, Inc.*	16,500	123,585
Plantronics, Inc.§	300	8,991
Tellabs, Inc.	3,000	20,940
		191,421
Computers & Peripherals (1.5%)
EMC Corp.*	4,000	79,160
Hewlett-Packard Co.	1,300	59,852
Lexmark International, Inc. Class A*	500	18,375
NetApp, Inc.*	300	12,690
Seagate Technology*	3,600	45,180
Western Digital Corp.*	73,577	1,941,697
		2,156,954
Construction & Engineering (0.1%)
Dycom Industries, Inc.*	20	181
Fluor Corp.	1,069	51,622
Jacobs Engineering Group, Inc.*	300	10,971
KBR, Inc.	1,361	30,459
MasTec, Inc.*§	400	4,248
Quanta Services, Inc.*	1,600	34,368
URS Corp.*	600	24,234
		156,083
Construction Materials (0.0%)
Martin Marietta Materials, Inc.§	100	8,540
Vulcan Materials Co.	1,000	45,240
		53,780
Consumer Finance (1.7%)
AmeriCredit Corp.*	700	16,877
Capital One Financial Corp.	56,300	2,383,179
Discover Financial Services	3,500	53,445
SLM Corp.*	2,900	34,800
		2,488,301
Containers & Packaging (0.1%)
Aptargroup, Inc.	400	17,228
Ball Corp.	400	23,296
Bemis Co., Inc.	900	26,964
Greif, Inc. Class A	200	11,926

	Number of Shares	Value
COMMON STOCKS
Containers & Packaging
Owens-Illinois, Inc.*	700	$19,355
Packaging Corp. of America	700	16,800
Pactiv Corp.*	400	12,168
Sealed Air Corp.	1,400	30,282
Sonoco Products Co.	700	22,890
Temple-Inland, Inc.	1,000	20,060
		200,969
Distributors (0.0%)
Genuine Parts Co.	1,200	51,396

Diversified Consumer Services (0.8%)
Career Education Corp.*§	17,000	415,310
DeVry, Inc.	6,700	360,460
H&R Block, Inc.	25,800	404,544
Hillenbrand, Inc.	100	2,209
Service Corp. International	1,400	11,928
		1,194,451
Diversified Financial Services (4.7%)
Bank of America Corp.	139,844	1,963,410
Citigroup, Inc.*	523,500	2,146,350
CME Group, Inc.	500	139,400
Interactive Brokers Group, Inc. Class A*§	600	9,930
JPMorgan Chase & Co.	67,900	2,735,012
Leucadia National Corp.*§	1,300	28,717
NYSE Euronext	1,400	40,558
The NASDAQ OMX Group, Inc.*	500	9,735
		7,073,112
Diversified Telecommunication Services (2.0%)
AT&T, Inc.	75,405	1,956,006
CenturyTel, Inc.§	2,400	85,488
Frontier Communications Corp.	6,244	47,704
Qwest Communications International, Inc.	45,400	256,964
Verizon Communications, Inc.	20,600	598,636
Windstream Corp.	1,700	19,380
		2,964,178
Electric Utilities (1.0%)
Allegheny Energy, Inc.	800	18,240
American Electric Power Co., Inc.	3,600	129,528
DPL, Inc.	700	17,717
Duke Energy Corp.	9,300	159,030
Edison International	2,600	86,190
Entergy Corp.	1,500	116,265
Exelon Corp.	4,500	188,235
FirstEnergy Corp.	2,400	90,480
Great Plains Energy, Inc.	900	16,146
Hawaiian Electric Industries, Inc.§	900	21,195
NextEra Energy, Inc.	2,800	146,440
Northeast Utilities	1,200	33,408
NV Energy, Inc.	1,000	12,700
Pepco Holdings, Inc.§	1,600	27,056
Pinnacle West Capital Corp.	900	34,281
PPL Corp.	2,500	68,225
Progress Energy, Inc.	2,200	92,642
Southern Co.	5,800	204,914
Westar Energy, Inc.	700	16,716
		1,479,408
Electrical Equipment (1.2%)
Emerson Electric Co.	200	9,908
General Cable Corp.*§	62,285	1,653,044

	Number of Shares	Value
COMMON STOCKS
Electrical Equipment
Hubbell, Inc. Class B	200	$9,438
Rockwell Automation, Inc.	1,100	59,565
Thomas & Betts Corp.*	400	15,856
		1,747,811
Electronic Equipment, Instruments & Components (0.8%)
Arrow Electronics, Inc.*	500	12,395
Avnet, Inc.*	700	17,605
Corning, Inc.	9,400	170,328
Ingram Micro, Inc. Class A*	1,400	23,142
Jabil Circuit, Inc.	45,300	657,303
Molex, Inc.§	1,100	21,681
Tech Data Corp.*	600	23,736
Vishay Intertechnology, Inc.*	34,200	290,358
Vishay Precision Group, Inc.*	2,442	30,891
		1,247,439
Energy Equipment & Services (2.0%)
Baker Hughes, Inc.§	2,500	120,675
Cameron International Corp.*	700	27,713
Diamond Offshore Drilling, Inc.§	400	23,796
Dresser-Rand Group, Inc.*	1,001	37,247
Helmerich & Payne, Inc.	500	20,265
Nabors Industries, Ltd.*§	1,200	22,092
National-Oilwell Varco, Inc.	60,600	2,373,096
Oceaneering International, Inc.*	200	9,896
Oil States International, Inc.*	300	13,782
Patterson-UTI Energy, Inc.§	1,000	16,430
Pride International, Inc.*	700	16,653
Rowan Cos., Inc.*§	900	22,734
SEACOR Holdings, Inc.*	100	8,282
Seahawk Drilling, Inc.*§	6	60
Smith International, Inc.	1,600	66,368
Superior Energy Services, Inc.*	600	13,674
Tidewater, Inc.§	600	24,588
Unit Corp.*	300	12,270
Weatherford International, Ltd.*	11,700	189,540
		3,019,161
Food & Staples Retailing (0.5%)
BJ’s Wholesale Club, Inc.*§	300	13,665
CVS Caremark Corp.	8,300	254,727
Safeway, Inc.	2,921	59,997
SUPERVALU, Inc.§	1,700	19,176
The Kroger Co.	3,900	82,602
Wal-Mart Stores, Inc.	5,400	276,426
Walgreen Co.	500	14,275
		720,868
Food Products (2.2%)
Archer-Daniels-Midland Co.	4,460	122,026
Bunge, Ltd.	3,900	193,635
Campbell Soup Co.	400	14,360
ConAgra Foods, Inc.	3,500	82,180
Corn Products International, Inc.	500	16,670
Dean Foods Co.*	1,200	13,752
Del Monte Foods Co.	1,400	19,432
General Mills, Inc.	2,200	75,240
H.J. Heinz Co.	1,201	53,420
Hormel Foods Corp.§	700	30,044
Kellogg Co.	300	15,015
Kraft Foods, Inc. Class A	10,600	309,626
Lancaster Colony Corp.§	400	20,768
McCormick & Co., Inc.	400	15,732

	Number of Shares	Value
COMMON STOCKS
Food Products
Mead Johnson Nutrition Co.	3,000	$159,420
Ralcorp Holdings, Inc.*	400	23,360
Sara Lee Corp.	4,500	66,555
Smithfield Foods, Inc.*§	1,200	17,100
The Hershey Co.§	37,830	1,778,010
The J.M. Smucker Co.	800	49,144
Tyson Foods, Inc. Class A	10,200	178,602
		3,254,091
Gas Utilities (0.1%)
AGL Resources, Inc.	500	19,000
Atmos Energy Corp.	600	17,400
Energen Corp.	500	22,220
National Fuel Gas Co.§	700	33,635
ONEOK, Inc.	900	41,877
Questar Corp.	1,300	21,385
UGI Corp.	1,100	29,656
		185,173
Health Care Equipment & Supplies (0.7%)
Alere, Inc.*§	300	8,439
Baxter International, Inc.	600	26,262
Beckman Coulter, Inc.§	400	18,332
Boston Scientific Corp.*	8,135	45,556
CareFusion Corp.*	3,800	80,066
CR Bard, Inc.	2,900	227,737
Hill-Rom Holdings, Inc.	100	3,304
Hologic, Inc.*	1,700	24,038
Hospira, Inc.*	7,700	401,170
Kinetic Concepts, Inc.*	500	17,755
Medtronic, Inc.	1,700	62,849
STERIS Corp.§	300	9,537
Stryker Corp.	300	13,971
Teleflex, Inc.	200	11,334
The Cooper Cos., Inc.§	300	11,658
Zimmer Holdings, Inc.*	1,400	74,186
		1,036,194
Health Care Providers & Services (4.5%)
Aetna, Inc.	3,000	83,550
AmerisourceBergen Corp.	100	2,997
Brookdale Senior Living, Inc.*§	100	1,418
Cardinal Health, Inc.	1,600	51,632
CIGNA Corp.	2,000	61,520
Community Health Systems, Inc.*	600	19,458
Coventry Health Care, Inc.*	1,000	19,830
Emergency Medical Services Corp. Class A*	19,900	890,326
Health Net, Inc.*	1,000	23,550
Humana, Inc.*	101,100	4,753,722
LifePoint Hospitals, Inc.*	300	9,273
Lincare Holdings, Inc.	450	10,692
McKesson Corp.	2,800	175,896
Medco Health Solutions, Inc.*	300	14,400
Mednax, Inc.*	200	9,430
Omnicare, Inc.	600	14,778
Tenet Healthcare Corp.*	2,800	12,880
UnitedHealth Group, Inc.	8,800	267,960
Universal Health Services, Inc. Class B	500	17,985
WellPoint, Inc.*	4,028	204,300
		6,645,597
Hotels, Restaurants & Leisure (0.2%)
Boyd Gaming Corp.*§	200	1,692
Carnival Corp.	1,900	65,892

	Number of Shares	Value
COMMON STOCKS
Hotels, Restaurants & Leisure
Darden Restaurants, Inc.	208	$8,713
Hyatt Hotels Corp. Class A*§	1,100	43,021
International Game Technology	100	1,524
Las Vegas Sands Corp.*§	300	8,058
MGM Resorts International*§	1,000	10,860
Panera Bread Co. Class A*§	102	7,978
Penn National Gaming, Inc.*§	300	8,217
Royal Caribbean Cruises, Ltd.*	2,200	63,492
Starbucks Corp.	1,000	24,850
The Cheesecake Factory, Inc.*§	400	9,376
Wendy’s/Arby’s Group, Inc. Class A	6,700	29,212
Wyndham Worldwide Corp.	1,300	33,189
Yum! Brands, Inc.	300	12,390
		328,464
Household Durables (1.8%)
D.R. Horton, Inc.§	2,000	22,040
Fortune Brands, Inc.	1,100	48,268
Garmin Ltd.§	2,800	79,828
Harman International Industries, Inc.*	12,100	367,961
Jarden Corp.	600	17,370
KB Home§	300	3,414
Leggett & Platt, Inc.§	721	15,026
Lennar Corp. Class A§	1,200	17,724
Mohawk Industries, Inc.*§	400	19,572
Newell Rubbermaid, Inc.§	2,000	31,000
Pulte Group, Inc.*§	2,400	21,072
Stanley Black & Decker, Inc.	1,110	64,402
Toll Brothers, Inc.*§	1,200	20,832
Tupperware Brands Corp.	5,400	212,706
Whirlpool Corp.	21,000	1,749,300
		2,690,515
Household Products (1.5%)
Colgate-Palmolive Co.	600	47,388
Energizer Holdings, Inc.*	400	24,608
Kimberly-Clark Corp.	700	44,884
The Procter & Gamble Co.	35,600	2,177,296
		2,294,176
Independent Power Producers & Energy Traders (2.9%)
Calpine Corp.*§	900	12,150
Constellation Energy Group, Inc.	133,600	4,221,760
Mirant Corp.*	1,578	17,311
RRI Energy, Inc.*	10,500	41,475
The AES Corp.*	3,600	37,116
		4,329,812
Industrial Conglomerates (1.4%)
3M Co.	400	34,216
Carlisle Cos., Inc.	300	10,104
General Electric Co.	96,600	1,557,192
McDermott International, Inc.*	1,200	28,212
Textron, Inc.§	2,100	43,596
Tyco International, Ltd.	11,600	444,048
		2,117,368
Insurance (6.8%)
ACE, Ltd.	7,600	403,408
Aflac, Inc.	3,800	186,922
Allied World Assurance Co. Holdings, Ltd.	1,500	74,730
American Financial Group, Inc.	1,900	55,993
American International Group, Inc.*§	1,000	38,470
American National Insurance Co.	100	7,828

	Number of Shares	Value
COMMON STOCKS
Insurance
AON Corp.	2,200	$82,874
Arch Capital Group, Ltd.*	1,400	109,564
Arthur J. Gallagher & Co.§	500	12,710
Aspen Insurance Holdings, Ltd.	2,200	60,170
Assurant, Inc.	17,900	667,491
Axis Capital Holdings, Ltd.	2,500	77,925
Chubb Corp.	2,700	142,101
Cincinnati Financial Corp.§	1,300	35,815
CNA Financial Corp.*	400	11,224
Endurance Specialty Holdings, Ltd.	100	3,859
Erie Indemnity Co. Class A§	706	34,615
Everest Re Group, Ltd.	1,600	124,192
Fidelity National Financial, Inc. Class A	1,500	22,155
First American Financial Corp.	900	13,275
Genworth Financial, Inc. Class A*	53,600	727,888
Hanover Insurance Group, Inc.§	500	21,915
Hartford Financial Services Group, Inc.	4,800	112,368
HCC Insurance Holdings, Inc.	1,100	28,732
Lincoln National Corp.	1,800	46,872
Loews Corp.	2,604	96,739
Marsh & McLennan Cos., Inc.	300	7,056
MBIA, Inc.*§	1,300	11,284
MetLife, Inc.	4,300	180,858
Old Republic International Corp.§	1,800	22,518
OneBeacon Insurance Group, Ltd. Class A	600	9,534
PartnerRe, Ltd.	2,100	151,977
Principal Financial Group, Inc.	2,700	69,147
Protective Life Corp.	700	15,743
Prudential Financial, Inc.	77,800	4,457,162
Reinsurance Group of America, Inc.	400	19,192
RenaissanceRe Holdings, Ltd.	1,600	91,552
StanCorp Financial Group, Inc.§	500	18,845
The Allstate Corp.	4,000	112,960
The Progressive Corp.	4,800	94,272
The Travelers Cos., Inc.	25,500	1,286,475
Torchmark Corp.§	600	31,842
Transatlantic Holdings, Inc.	324	15,490
Unitrin, Inc.	2,438	67,752
Unum Group	2,600	59,332
Validus Holdings, Ltd.	2,000	49,680
W.R. Berkley Corp.§	700	18,907
Wesco Financial Corp.	100	33,890
White Mountains Insurance Group, Ltd.	200	62,810
XL Group PLC	5,500	97,515
		10,185,628
Internet & Catalog Retail (0.8%)
Amazon.com, Inc.*	100	11,789
Expedia, Inc.	48,100	1,090,908
Liberty Media Corp. - Interactive Class A*	5,000	56,600
		1,159,297
Internet Software & Services (0.6%)
AOL, Inc.*	3,163	66,170
eBay, Inc.*	4,700	98,277
Google, Inc. Class A*	1,300	630,305
IAC/InterActiveCorp*	100	2,500
Monster Worldwide, Inc.*§	200	2,744
Yahoo!, Inc.*	5,600	77,728
		877,724
IT Services (1.1%)
Amdocs, Ltd.*	4,000	109,320
Broadridge Financial Solutions, Inc.	512	10,394

	Number of Shares	Value
COMMON STOCKS
IT Services
Computer Sciences Corp.	1,200	$54,396
Convergys Corp.*§	400	4,468
CoreLogic, Inc.	900	18,027
Fiserv, Inc.*	300	15,030
Global Payments, Inc.§	269	10,149
International Business Machines Corp.	5,700	731,880
Lender Processing Services, Inc.	10,300	328,982
SAIC, Inc.*	500	8,315
Teradata Corp.*	1,000	31,800
The Western Union Co.	16,600	269,418
Total System Services, Inc.	1,000	14,910
		1,607,089
Leisure Equipment & Products (0.2%)
Mattel, Inc.	16,800	355,488

Life Sciences Tools & Services (0.1%)
Charles River Laboratories International, Inc.*	300	9,324
Life Technologies Corp.*	300	12,897
PerkinElmer, Inc.	600	11,676
Thermo Fisher Scientific, Inc.*	2,900	130,094
		163,991
Machinery (0.6%)
AGCO Corp.*§	700	24,332
Danaher Corp.	700	26,887
Deere & Co.	200	13,336
Dover Corp.	400	19,188
Eaton Corp.	1,100	86,306
Graco, Inc.§	100	3,157
Harsco Corp.	500	11,580
Ingersoll-Rand PLC§	8,500	318,410
Kennametal, Inc.	500	13,695
Oshkosh Corp.*	2,700	92,826
Parker Hannifin Corp.	1,300	80,756
Pentair, Inc.	500	17,100
Snap-on, Inc.	300	13,401
SPX Corp.	300	17,868
Terex Corp.*§	800	15,792
The Manitowoc Co., Inc.§	5,300	54,908
Timken Co.	900	30,258
Trinity Industries, Inc.§	700	14,259
WABCO Holdings, Inc.*	275	10,637
		864,696
Marine (0.0%)
Alexander & Baldwin, Inc.	400	13,420
Kirby Corp.*§	300	11,532
		24,952
Media (3.8%)
Cablevision Systems Corp. Group A	1,500	41,115
CBS Corp. Class B	4,800	70,944
Central European Media Enterprises, Ltd. Class A*	1,100	23,650
Clear Channel Outdoor Holdings, Inc. Class A*§	1,300	14,313
Comcast Corp. Class A	23,900	465,333
DIRECTV Class A*	12,900	479,364
Discovery Communications, Inc. Class A*	500	19,305
DISH Network Corp. Class A	9,900	198,792
Gannett Co., Inc.	145,100	1,912,418
Interpublic Group of Cos., Inc.*	4,100	37,474
Lamar Advertising Co. Class A*	400	10,940
Liberty Global, Inc. Class A*§	2,100	61,425
Liberty Media Corp. - Capital Series A*	600	27,984

	Number of Shares	Value
COMMON STOCKS
Media
Liberty Media Corp. - Starz Series A*	380	$20,858
Madison Square Garden, Inc.*	475	9,139
News Corp. Class A	18,200	237,510
Omnicom Group, Inc.	300	11,178
The McGraw-Hill Cos., Inc.	700	21,483
The New York Times Co. Class A*§	700	6,118
The Walt Disney Co.	13,649	459,835
The Washington Post Co. Class B§	2,200	925,078
Time Warner Cable, Inc.	2,700	154,359
Time Warner, Inc.	6,000	188,760
Viacom, Inc. Class B	3,200	105,728
Virgin Media, Inc.§	8,800	189,464
Warner Music Group Corp.*§	100	469
		5,693,036
Metals & Mining (0.9%)
AK Steel Holding Corp.	900	12,591
Alcoa, Inc.	5,600	62,552
Commercial Metals Co.	800	11,512
Freeport-McMoRan Copper & Gold, Inc.	14,500	1,037,330
Nucor Corp.	1,700	66,538
Reliance Steel & Aluminum Co.	700	27,496
Royal Gold, Inc.	300	13,239
Southern Copper Corp.	300	9,423
Steel Dynamics, Inc.	1,700	24,344
Titanium Metals Corp.*	400	8,856
United States Steel Corp.§	800	35,464
		1,309,345
Multi-Utilities (1.2%)
Alliant Energy Corp.	800	27,648
Ameren Corp.	1,900	48,203
CenterPoint Energy, Inc.	2,500	35,575
CMS Energy Corp.§	2,100	33,432
Consolidated Edison, Inc.	2,200	101,464
Dominion Resources, Inc.	3,900	163,761
DTE Energy Co.	15,300	706,248
Integrys Energy Group, Inc.§	400	18,940
MDU Resources Group, Inc.	1,300	25,675
NiSource, Inc.	2,400	39,600
NSTAR§	738	27,424
OGE Energy Corp.§	600	23,784
PG&E Corp.	2,900	128,760
Public Service Enterprise Group, Inc.	3,884	127,784
SCANA Corp.§	800	30,648
Sempra Energy	1,924	95,719
TECO Energy, Inc.	1,600	26,144
Vectren Corp.§	500	12,385
Wisconsin Energy Corp.	800	43,424
Xcel Energy, Inc.	3,500	76,965
		1,793,583
Multiline Retail (1.5%)
99 Cents Only Stores*§	300	4,986
Dollar Tree, Inc.*	750	33,240
J.C. Penney Co., Inc.§	1,700	41,871
Kohl’s Corp.*	1,000	47,690
Macy’s, Inc.	101,300	1,889,245
Nordstrom, Inc.	4,700	159,800
Sears Holdings Corp.*§	300	21,300
Target Corp.	338	17,346
		2,215,478

	Number of Shares	Value
COMMON STOCKS
Office Electronics (0.1%)
Xerox Corp.	8,361	$81,436

Oil, Gas & Consumable Fuels (15.1%)
Alpha Natural Resources, Inc.*	700	26,831
Anadarko Petroleum Corp.	4,200	206,472
Apache Corp.	14,700	1,405,026
Arch Coal, Inc.	1,100	26,059
Cabot Oil & Gas Corp.§	800	24,376
Chesapeake Energy Corp.	4,700	98,841
Chevron Corp.	111,100	8,466,931
Cimarex Energy Co.	28,800	1,983,456
Cobalt International Energy, Inc.*§	1,300	10,868
Comstock Resources, Inc.*§	400	10,124
ConocoPhillips	8,900	491,458
Consol Energy, Inc.	800	29,984
Continental Resources, Inc.*§	100	4,553
Denbury Resources, Inc.*	2,845	45,065
Devon Energy Corp.	3,300	206,217
El Paso Corp.	3,900	48,048
EXCO Resources, Inc.§	8,200	118,982
Exxon Mobil Corp.	68,323	4,077,516
Forest Oil Corp.*	500	14,295
Frontline, Ltd.§	1,600	48,960
Hess Corp.	70,500	3,778,095
Marathon Oil Corp.	5,400	180,630
Mariner Energy, Inc.*§	600	14,334
Massey Energy Co.	700	21,406
Murphy Oil Corp.	1,200	65,700
Newfield Exploration Co.*	1,100	58,806
Noble Energy, Inc.	1,300	87,178
Occidental Petroleum Corp.	4,500	350,685
Peabody Energy Corp.	1,800	81,270
Pioneer Natural Resources Co.§	800	46,336
Plains Exploration & Production Co.*	500	11,275
QEP Resources, Inc.*	1,300	44,746
SandRidge Energy, Inc.*§	1,100	6,490
SM Energy Co.	300	12,426
Southern Union Co.	800	18,056
Spectra Energy Corp.	4,800	99,792
Sunoco, Inc.	900	32,103
Teekay Corp.	800	22,096
Tesoro Corp.	1,000	12,910
The Williams Cos., Inc.	4,500	87,345
Valero Energy Corp.	4,300	73,057
Whiting Petroleum Corp.*§	400	35,204
		22,484,002
Paper & Forest Products (0.7%)
Domtar Corp.§	7,800	456,300
International Paper Co.	18,700	452,540
MeadWestvaco Corp.	1,400	33,544
Schweitzer-Mauduit International, Inc.§	95	5,028
Weyerhaeuser Co.§	1,700	27,574
		974,986
Personal Products (1.9%)
Alberto-Culver Co.	400	11,708
NBTY, Inc.*	424	22,849
The Estee Lauder Cos., Inc. Class A	45,500	2,832,375
		2,866,932
Pharmaceuticals (6.4%)
Abbott Laboratories	1,000	49,080
Allergan, Inc.	4,100	250,346
Bristol-Myers Squibb Co.	15,600	388,752

	Number of Shares	Value
COMMON STOCKS
Pharmaceuticals
Eli Lilly & Co.	5,300	$188,680
Endo Pharmaceuticals Holdings, Inc.*	151,700	3,642,317
Forest Laboratories, Inc.*§	2,100	58,275
Johnson & Johnson	24,100	1,399,969
King Pharmaceuticals, Inc.*	71,200	623,712
Medicis Pharmaceutical Corp. Class A	38,268	970,094
Merck & Co., Inc.	21,061	725,762
Mylan, Inc.*§	8,500	147,900
Pfizer, Inc.	63,197	947,955
Teva Pharmaceutical Industries, Ltd. ADR	3,022	147,625
Watson Pharmaceuticals, Inc.*	800	32,400
		9,572,867
Professional Services (0.0%)
Equifax, Inc.	800	25,072
Manpower, Inc.	600	28,788
		53,860
Real Estate Investment Trusts (2.8%)
Alexandria Real Estate Equities, Inc.	300	21,165
AMB Property Corp.§	1,100	27,456
Annaly Capital Management, Inc.	163,000	2,836,200
Apartment Investment & Management Co. Class A	404	8,674
AvalonBay Communities, Inc.	531	55,803
Boston Properties, Inc.	900	73,710
Brandywine Realty Trust	900	10,224
BRE Properties, Inc.	300	12,450
Camden Property Trust§	400	18,208
Chimera Investment Corp.	20,000	77,400
CommonWealth REIT	425	11,029
Corporate Office Properties Trust§	300	11,250
Cousins Properties, Inc.	1	7
Developers Diversified Realty Corp.	1,200	13,620
Douglas Emmett, Inc.§	900	14,229
Duke Realty Corp.§	1,700	20,332
EastGroup Properties, Inc.§	200	7,254
Equity Residential	2,200	100,870
Essex Property Trust, Inc.	200	21,022
Federal Realty Investment Trust§	300	23,457
HCP, Inc.	1,900	67,393
Health Care REIT, Inc.	600	27,186
Hospitality Properties Trust	1,200	24,540
Host Hotels & Resorts, Inc.§	4,814	69,033
Kimco Realty Corp.	3,000	45,210
Liberty Property Trust	800	25,360
Mack-Cali Realty Corp.	500	16,110
Nationwide Health Properties, Inc.	700	26,194
Plum Creek Timber Co., Inc.	800	28,704
ProLogis§	3,600	39,096
Public Storage	279	27,375
Rayonier, Inc.	438	21,387
Realty Income Corp.§	700	22,463
Regency Centers Corp.§	600	22,644
Senior Housing Properties Trust	1,200	27,060
Simon Property Group, Inc.	633	56,476
SL Green Realty Corp.§	600	36,144
Taubman Centers, Inc.§	300	12,297
The Macerich Co.§	754	31,253
UDR, Inc.§	1,130	23,854
Ventas, Inc.	800	40,576
Vornado Realty Trust	1,619	134,021
Walter Investment Management Corp.§	36	622
Weingarten Realty Investors	700	14,819
		4,204,177

	Number of Shares	Value
COMMON STOCKS
Real Estate Management & Development (0.4%)
Altisource Portfolio Solutions SA*	33	$936
Forest City Enterprises, Inc. Class A*	600	7,620
Jones Lang LaSalle, Inc.	8,237	638,038
		646,594
Road & Rail (0.4%)
Con-way, Inc.	100	3,369
CSX Corp.	2,600	137,072
Hertz Global Holdings, Inc.*§	1,500	17,610
Kansas City Southern*	300	11,010
Landstar System, Inc.	286	11,595
Norfolk Southern Corp.	2,500	140,675
Ryder System, Inc.	323	14,105
Union Pacific Corp.	3,100	231,477
		566,913
Semiconductors & Semiconductor Equipment (2.0%)
Advanced Micro Devices, Inc.*§	2,200	16,478
Altera Corp.	13,700	379,764
Applied Materials, Inc.	10,100	119,180
Atmel Corp.*	2,600	13,598
Broadcom Corp. Class A	8,100	291,843
Fairchild Semiconductor International, Inc.*	800	7,264
Integrated Device Technology, Inc.*§	1,400	8,134
Intel Corp.	88,600	1,825,160
International Rectifier Corp.*	100	1,953
Intersil Corp. Class A§	300	3,408
KLA-Tencor Corp.	1,400	44,338
Linear Technology Corp.	300	9,564
LSI Corp.*	17,400	70,122
Maxim Integrated Products, Inc.§	800	14,024
Micron Technology, Inc.*§	5,900	42,952
National Semiconductor Corp.	1,500	20,700
Novellus Systems, Inc.*	1,500	40,065
PMC-Sierra, Inc.*	1,500	12,150
Texas Instruments, Inc.	4,600	113,574
		3,034,271
Software (0.9%)
Activision Blizzard, Inc.	53,100	630,828
CA, Inc.	800	15,648
Compuware Corp.*	2,400	19,632
Microsoft Corp.	23,000	593,630
Novell, Inc.*	3,500	21,140
Red Hat, Inc.*	300	9,645
Rovi Corp.*§	100	4,450
Symantec Corp.*	4,900	63,553
Synopsys, Inc.*	900	19,656
		1,378,182
Specialty Retail (1.5%)
Aaron’s, Inc.§	350	6,356
Abercrombie & Fitch Co. Class A§	300	11,082
Aeropostale, Inc.*§	8,974	255,131
American Eagle Outfitters, Inc.	1,000	12,310
AutoNation, Inc.*§	700	17,101
Barnes & Noble, Inc.§	500	6,485
Best Buy Co., Inc.	11,500	398,590
CarMax, Inc.*§	500	10,550
Dick’s Sporting Goods, Inc.*§	29,400	773,514
Foot Locker, Inc.§	600	8,154
GameStop Corp. Class A*§	500	10,025
Home Depot, Inc.	2,900	82,679
Lowe’s Cos., Inc.	2,300	47,702

	Number of Shares	Value
COMMON STOCKS
Specialty Retail
Ltd Brands, Inc.	600	$15,384
Office Depot, Inc.*	6,300	27,216
RadioShack Corp.§	1,000	21,540
The Gap, Inc.	1,700	30,787
TJX Cos., Inc.	300	12,456
Williams-Sonoma, Inc.§	17,400	464,754
		2,211,816
Textiles, Apparel & Luxury Goods (0.3%)
NIKE, Inc. Class B	2,827	208,180
Phillips-Van Heusen Corp.	2,800	145,292
Polo Ralph Lauren Corp.	200	15,802
The Warnaco Group, Inc.*	1,900	79,363
VF Corp.	400	31,732
		480,369
Thrifts & Mortgage Finance (0.1%)
First Niagara Financial Group, Inc.	1,300	17,433
Hudson City Bancorp, Inc.	1,900	23,598
New York Community Bancorp, Inc.§	2,900	50,054
People’s United Financial, Inc.§	2,600	35,984
TFS Financial Corp.	200	2,492
Washington Federal, Inc.	600	10,440
		140,001
Tobacco (0.3%)
Altria Group, Inc.	5,700	126,312
Lorillard, Inc.	1,000	76,240
Philip Morris International, Inc.	1,900	96,976
Reynolds American, Inc.	1,300	75,166
		374,694
Trading Companies & Distributors (0.0%)
WESCO International, Inc.*§	400	14,372

Water Utilities (0.0%)
American Water Works Co., Inc.	1,100	23,518
Aqua America, Inc.§	900	17,541
		41,059
Wireless Telecommunication Services (0.4%)
Clearwire Corp. Class A*§	300	2,094
Leap Wireless International, Inc.*	1,600	19,024
NII Holdings, Inc.*	300	11,238
Sprint Nextel Corp.*§	79,000	361,030
Syniverse Holdings, Inc.*	400	8,932
Telephone & Data Systems, Inc.	2,500	85,325
United States Cellular Corp.*	500	23,515
		511,158
TOTAL COMMON STOCKS (Cost $144,061,056)		148,180,742

SHORT-TERM INVESTMENTS (10.0%)
State Street Navigator Prime Portfolio§§	13,875,133	13,875,133

	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 08/02/10	$1,060	1,060,000

TOTAL SHORT-TERM INVESTMENTS (Cost $14,935,133)		14,935,133

Value
TOTAL INVESTMENTS AT VALUE (109.3%) (Cost $158,996,189)	$163,115,875

LIABILITIES IN EXCESS OF OTHER ASSETS (-9.3%)	(13,880,904)

NET ASSETS (100.0%)	$149,234,971

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$148,180,742	$—	$—	$148,180,742
Short-Term Investments	13,875,133	1,060,000	—	14,935,133
Other Financial Instruments*	—	—	—	—
	$162,055,875	$1,060,000	$—	$163,115,875

*Other financial instruments include futures, forwards and swap contracts.

Effective January 1, 2010, the Fund adopted FASB amendments to authoritative guidance which requires the Fund to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers.  For the quarter ended July 31, 2010, there were no significant transfers in and out of Level 1 and Level 2.

Federal Income Tax Cost — At July 31, 2010, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $158,996,189, $9,657,769, $(5,538,083) and $4,119,686, respectively.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE CAPITAL FUNDS

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	September 14, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	September 14, 2010

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 14, 2010